Income Taxes - Reconciliation of income tax expense applying statutory tax and effective tax rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Abstract]
Loss before income taxes	$ (175,664)	$ (1,363,127)	$ (1,147,125)
Foreign tax rate differential	(74,664)	58,505	10,567
Adjustments in respect to current income tax of previous years	(972)	98	103
Government grants exempt from tax	4,735	12,950	20,094
Deductible expense for tax purpose	(1,499)	(8,033)	1,944
Impact of unrecognized deferred tax assets	9,481	(62,734)	(246,465)
Non-deductible expenses for tax purposes	(4,067)	0	569
Effects of foreign exchange gains (loss)	(22,021)	40,256	(10,347)
Impact of change in liability for uncertain tax positions	6,992	8,922	(77)
Withholding Tax	0	(33,504)	0
Other effects	3,748	(4,193)	(449)
Income tax benefit (expense) reported in the consolidated statements of operations and comprehensive loss	$ (78,267)	$ 12,267	$ (224,061)
Effective income tax rate	44.55%	(0.90%)	19.53%